Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS STATE MUNICIPAL BOND FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000806176
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2012
Dreyfus Maryland Fund (Prospectus Summary) | Dreyfus Maryland Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMDX
Dreyfus Maryland Fund (Prospectus Summary) | Dreyfus Maryland Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDCX
Dreyfus Massachusetts Fund (Prospectus Summary) | Dreyfus Massachusetts Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMAX
Dreyfus Massachusetts Fund (Prospectus Summary) | Dreyfus Massachusetts Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMAX
Dreyfus Massachusetts Fund (Prospectus Summary) | Dreyfus Massachusetts Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAZX
Dreyfus Minnesota Fund (Prospectus Summary) | Dreyfus Minnesota Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMNX
Dreyfus Minnesota Fund (Prospectus Summary) | Dreyfus Minnesota Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMNCX
Dreyfus Ohio Fund (Prospectus Summary) | Dreyfus Ohio Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSOHX
Dreyfus Ohio Fund (Prospectus Summary) | Dreyfus Ohio Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POHCX
Dreyfus Pennsylvania Fund (Prospectus Summary) | Dreyfus Pennsylvania Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTPAX
Dreyfus Pennsylvania Fund (Prospectus Summary) | Dreyfus Pennsylvania Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPACX
Dreyfus Pennsylvania Fund (Prospectus Summary) | Dreyfus Pennsylvania Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPENX